Variable interest entity (Tables)	12 Months Ended
May 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated assets and liabilities
	May 31,	May 31,
	2022	2021

Current assets	$543,438	$695,452
Non-current assets	515,876	265,839
Total assets	1,059,314	961,291
Total liabilities	747,522	735,785
Net assets	$311,792	$225,506

Schedule of consolidated operating results
	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

Sales	$2,925,896	$320,012
Cost of sales	2,681,079	270,484
Gross profit	244,817	49,528
Operating expenses	267,027	57,080
Income / (loss) from operations	(22,210)	(7,552)
Other income /(loss), net	84,040	59,122
(Provision) for income taxes	(23,019)	(15,764)
Net income	$38,811	$35,806

Schedule of summarized consolidated statements of cash flow
	Year Ended May 31,	From August 11, 2020 (Inception) through May 31,
	2022	2021

Net cash provided by (used in) operating activities	$269,596	$46,132
Net cash used in investing activities	(143,555)	(192,904)
Net cash (used in) provided by financing activities	(98,199)	238,505
Effect of exchange rate changes on cash	(5,503)	1,198
Net increase in cash	22,339	92,931
Cash, beginning	92,931	-
Cash, ending	$115,270	$92,931